Cash - Schedule of Cash in the Consolidated Statements of Cash Flows (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash in the Consolidated Statements of Cash Flows [Abstract]
Cash in the consolidated statements of cash flows	$ 836,907	$ 467,235